OPERATING LEASES (Schedule of Non-Cancelable Future Minimum Payments Under Operating Leases) (Details) ₪ in Millions	Dec. 31, 2018 ILS (₪)
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable minimum operating lease rentals	₪ 372
2019 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable minimum operating lease rentals	76
2020-2021 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable minimum operating lease rentals	114
2022-2023 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable minimum operating lease rentals	87
2024-2025 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable minimum operating lease rentals	51
2026-2027 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable minimum operating lease rentals	18
2028 and thereafter [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable minimum operating lease rentals	₪ 26